OTHER ASSETS AND OTHER LIABILITIES, Movement of Investment Properties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Changes in investment property [Abstract]
Beginning Balance	[1]	S/ 469,113
Ending Balance	[1]	548,558	S/ 469,113
Impairment losses	[2]	1,410	1,410
Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		526,935	513,918
Additions	[3]	87,132	12,068
Disposals and other		(748)	949
Ending Balance		613,319	526,935
Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		56,412	45,649
Depreciation for the period		7,107	7,302
Disposals and other		(168)	3,461
Ending Balance		63,351	56,412
Land [Member]
Changes in investment property [Abstract]
Ending Balance		327,442
Impairment losses	[2]	689
Land [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		274,769
Additions	[3]	53,500
Disposals and other		(138)
Ending Balance		328,131	274,769
Land [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		0
Depreciation for the period		0
Disposals and other		0
Ending Balance		0	0
Buildings [Member]
Changes in investment property [Abstract]
Ending Balance		221,116
Impairment losses	[2]	721
Buildings [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance		252,166
Additions	[3]	33,632
Disposals and other		(610)
Ending Balance		285,188	252,166
Buildings [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance		56,412
Depreciation for the period		7,107
Disposals and other		(168)
Ending Balance		S/ 63,351	S/ 56,412

[1]	Investment properties, net -
[2]	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.
[3]	As of December 31, 2022 the Group has made disbursements for the acquisition of land and real estate for S/87.1 million. As of December 31, 2021, the Group has made disbursements for property improvements for S/12.1 million.